Employee Benefits (Details) - Schedule of defined benefit plan expense recognized in profit or loss - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Defined Benefit Plan Expense Recognized In Profit or Loss Abstract
Salaries	SFr 2,815,411	SFr 1,865,633	SFr 1,260,359
Pension costs	266,256	165,801	156,843
Other social benefits	294,017	275,258	116,290
Share based payments costs	342,799	1,223,696	351,401
Other personnel expenditures	2,024	214,940	47,295
Total employee benefits	SFr 3,720,507	SFr 3,745,328	SFr 1,932,188